Offerings - Offering: 1	Mar. 17, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share, reserved for issuance pursuant to the 2021 Equity Incentive Plan
Amount Registered | shares	1,811,087
Proposed Maximum Offering Price per Unit	23.70
Maximum Aggregate Offering Price	$ 42,922,761.90
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,927.64
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of the Class A common stock (the "Common Stock") of BlackSky Technology Inc. (the "Registrant") that become issuable under the Registrant's 2021 Equity Incentive Plan (the "2021 Plan") by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without the receipt of consideration that results in an increase to the number of outstanding shares of Common Stock, as applicable. The Amount Registered represents an automatic annual increase on January 1, 2026 to the number of shares of the Registrant's Common Stock reserved for issuance under the 2021 Plan, which annual increase is provided for in the 2021 Plan. The Proposed Maximum Offering Price Per Unit is estimated in accordance with Rules 457(c) and 457(h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $23.70 per share, which is the average of the high and low prices of the Registrant's Common Stock as reported on the New York Stock Exchange on March 16, 2026 (which date is within five business days prior to the filing of this registration statement). The Registrant does not have any fee offsets.